PLAN DESCRIPTION - Investment options & Common stock (Details) - REPUBLIC BANCORP INC. 401(K) RETIREMENT PLAN	12 Months Ended
Dec. 31, 2025 Vote
PLAN TERMINATION
Participant incremental contribution percentage	1.00%
Maximum participant contributions	75.00%
Republic Bancorp, Inc. Common Stock (Class A)
PLAN TERMINATION
Cash dividend, percentage	110.00%
Number of votes per share	1
Republic Bancorp, Inc. Common Stock (Class B)
PLAN TERMINATION
Number of votes per share	10